STOCK-BASED COMPENSATION OIP Stock Options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense		$ 97,000	$ 87,000	$ 73,000
Share-based Payment Arrangement, Expense, Tax Benefit		$ 19,000	$ 18,000	$ 15,000
DuPont Omnibus Incentive Plan [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		2.30%	1.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		23.00%	21.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.20%	1.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		6 years	6 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,272	1,367
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,052
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		(147)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 60.40	$ 66.06
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		53.50
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price		63.59
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		8 years 6 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 24,322
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 0
Share-based Compensation Arrangements by Share-based Payment Award Program Duration		10 years
DuPont Equity And Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			1.60%	2.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			19.80%	23.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.40%	2.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			6 years 1 month 6 days	6 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		5,024	5,661
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	[1]	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(526)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		(111)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		4,323
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 69.71	$ 67.60
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	[1]	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		47.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price		65.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 69.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		4 years 3 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		3 years 11 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 7,101
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 7,052
Share-based Payment Arrangement, Option [Member] | DuPont Omnibus Incentive Plan [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 9.18	$ 11.85
Share-based Payment Arrangement, Expense		$ 16,000	$ 5,000
Share-based Payment Arrangement, Expense, Tax Benefit		$ 3,000	$ 1,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		6 months
Share-based Payment Arrangement, Option [Member] | DuPont Equity And Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 15.69	$ 15.46
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		6 months

[1]	Weighted-average per share.